Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following (in thousands):

	December 31,
	2021	2020
Leasehold improvements	$20,446	$16,512
Furniture and fixtures	2,173	1,438
Office equipment	591	356
Computer equipment	107	81
Vehicles	66	66
Vehicle equipment	283	—

	23,666	18,453
Less: accumulated depreciation	(7,721)	(4,379)

Property and equipment, net	$15,945	$14,074

Total depreciation expense related to property and equipment, net was $3.9 million and $3.1 million for the years ended December 31, 2021 and 2020, respectively.